Document and Entity Information	Nov. 02, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	UDR, Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	1-10524
Entity Tax Identification Number	54-0857512
Entity Address, Address Line One	1745 Shea Center Drive, Suite 200
Entity Address, City or Town	Highlands Ranch
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80129
City Area Code	720
Local Phone Number	283-6120
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	UDR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000074208
Amendment Flag	false